Borrowings - Summary of Security Details (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Secured borrowings	₨ 480,476	$ 6,373	₨ 445,055
Project buyer' credit from banks [member] | Other secured project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured project buyers’ credit
Secured borrowings			160
Working capital loans [member] | Vedanta Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by hypothecation of inventory of Vedanta Limited including other movables like book debts and bills outstanding
Secured borrowings	₨ 105	1
Working capital loans [member] | BALCO, fund based and non-fund based facilities [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund based facilities
Secured borrowings	₨ 3,515	47	1,240
Working capital loans [member] | BALCO1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of Vedanta Limited, both present and future, including stock and raw material, stock in process, semi finished and finished goods, stores and spares not relating to plant and machinery (consumable stores and spares)
Secured borrowings	₨ 12	0
Working capital loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL
Secured borrowings	₨ 2,478	33	2,800
Working capital loans [member] | Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge on current assets of Vedanta Limited
Secured borrowings	₨ 34	0
Working capital loans [member] | Other secured working capital loans [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured working capital loans
Secured borrowings			11,170
Working capital loans [member] | Vedanta Limited 2 [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by receivables on sale of crude oil of Vedanta Limited
Secured borrowings	₨ 108	1
External commercial borrowings [member] | BALCO Korba [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 3,351	44	3,089
External commercial borrowings [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO
Secured borrowings	₨ 2,762	37	3,440
Non-convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari passu charge on the specific movable and/or immovable Fixed Assets of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of Bonds outstanding at any point of time
Secured borrowings	₨ 4,250	56	4,250
Non-convertible debentures [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD
Secured borrowings	₨ 26,497	351	32,492
Non-convertible debentures [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge over the immovable property (excluding leasehold land and coal block assets) of BALCO. First pari passu charge on the hypothecated assets (excluding current assets) of BALCO
Secured borrowings	₨ 3,000	40	4,997
Non-convertible debentures [member] | Lanjigarh 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha
Secured borrowings	₨ 49,139	652
Non-convertible debentures [member] | Lanjigarh1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions
Secured borrowings	₨ 11,000	146	12,500
Non-convertible debentures [member] | Jharsuguda aluminium [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of “movable fixed assets” in relation to the 1.6 MTPA Aluminium Smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA Alumina Refinery alongwith 90 MW Co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets.
Secured borrowings	₨ 20,000	265	20,000
Non-convertible debentures [member] | Jharsuguda Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location
Secured borrowings	₨ 39,988	531	39,980
Non-convertible debentures [member] | Jharsuguda Power Plant 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time
Secured borrowings	₨ 10,000	133	10,000
Non-convertible debentures [member] | Other secured non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured non-convertible debentures.
Secured borrowings			16,500
Term Loans [member] | BALCO2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets ) by way of a deed of hypothecation
Secured borrowings	₨ 16,150	214	9,685
Term Loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on fixed assets of TSPL both present and future
Secured borrowings	₨ 31,903	423	36,230
Term Loans [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 2,235	30	2,059
Term Loans [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha, both present and future.
Secured borrowings	₨ 33,842	449	51,019
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation captive power plant with aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division.
Secured borrowings	₨ 28,851	383	35,508
Term Loans [member] | Lanjigarh Expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude 1 MTPA alumina refinery of the Company along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings	₨ 4,582	61	4,820
Term Loans [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari-passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 13,785	183	17,344
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha and additional charge on Lanjigarh Expansion project, both present and future.
Secured borrowings	₨ 11,370	151	11,839
Term Loans [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 29,849	396	29,844
Term Loans [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by charge on Cairn Energy Hydrocarbons Limited’s (CEHL) all banks accounts, cash & investments, all receivables and current assets (but excluding any shares issued to CEHL by its subsidaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature)
Secured borrowings	₨ 36,919	490	26,240
Term Loans [member] | THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Pledge of 49% of shares & other securities and rights to any claims held by THL Zinc Limited in and against BMM
Secured borrowings	₨ 4,044	54	4,150
Term Loans [member] | Secured By Paripassu Charge On All Future And Movable Assets Of Balco Including MachnerySpares And Tools By Way Of Hypothecation [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO by way of a deed of hypothecation
Secured borrowings	₨ 12,925	171
Term Loans [member] | One Point Six MTPA Aluminium Smelter One Thousand Two Hundred And And Fifteen Megawats Power Plant Of Vedanta Limited And Aluminia Refinery [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by pari passu charge on the whole of the movable fixed assets of 1.6 MTPA Aluminium smelter including 1215 MW power plant of Vedanta Limited situated at Jharsuguda and movable fixed assets of 1 MTPA Alumina refinery including 90 MW thermal power plant (operating capacity) situated at Lanjigarh, including movable plant and machinery, machinery spares, tools and accessories, condensers, generators, cooling systems, pumps, tanks, transformers and all other equipment’s, furniture, fittings, fixtures, vehicles and all other movable fixed assets both present and future
Secured borrowings	₨ 5,000	66
Term Loans [member] | Secured By Paripassu Charge On The Movable Assets Lanjigarh Expansion Refinery Project Beyond One Point Sevent Mtpa Uptil Six Mtpa [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge by way of hypothecation over all the movable assets (save and except Current Assets) of Vedanta Limited, present or future, pertaining to Lanjigarh refinery expansion project beyond 1.7 MTPA to 6.0 MTPA located at Lanjigarh Odisha including but not limited to plant and machinery, machinery spares, tools and accessories in relation to aforementioned expansion project. Among others, the Lanjigarh Refinery Expansion Project shall specifically exclude the alumina refinery upto 1.7 MTPA of the company along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings	₨ 7,360	98
Term Loans [member] | Security Of Investments In Indian Rupee Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by charge on investment of Vedanta Limited in INR bonds
Secured borrowings	₨ 10,414	138
Term Loans [member] | Secured By Movable Assets Of Aluminium Refinery Aggregate Capacity Of Ninety Megawatts Along With One Thousand Two Hundred And Fifteen Megawatt CPP Vedanta Limited Jharsaguda Orissa [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge by way of whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha
Secured borrowings	₨ 14,874	197
Term Loans [member] | Other Secured Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured term loans
Secured borrowings			14,790
Term Loans [member] | First Ranking Pari Passu Charge By Way Of Hypothecationmortgage On All Fixed Immovable Assets Of Electrosteel Steels Limited But Excluding Any Current Assets Or Pledge Over Any Shares [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of Electrosteel Steels Limited but excluding any current assets or pledge over any shares
Secured borrowings	₨ 33,725	447	33,749
Other Banks And Financial Institutions [member] | AvanStrate Inc. [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by Fixed asset (rare metals) of AvanStrate
Secured borrowings	₨ 5,657	75	₨ 5,160
Other Banks And Financial Institutions [member] | Hypothecation Of Raw Materials Finished Goods And Semifinished Goods Of Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	First charge by way of hypothecation on the entire stocks of raw materials, semi-finished and finished goods, consumable stores and spares and such other movables including book-debts, bills whether documentary or clean, outstanding monies, receivables and all other current assets of Vedanta Limited, both present and future, ranking pari passu with other participating banks
Secured borrowings	₨ 752	$ 10